SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Apr. 30, 2013
Income Taxes [Abstract]
Schedule of Net Deferred Tax Liability

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	April 30, 2013	April 31, 2012

Deferred tax liability	$-	$-
Deferred tax asset

Net Operating Loss Carryforward	89,731	23,791
Valuation Allowance	(89,731)	(23,791)
Net deferred tax assets	-	-
Net deferred tax liability	-	-
	$-	$-

Schedule of Income Tax Rate Reconciliation

The Company's income tax expense differed from the statutory rates (federal 34% and state 4.55%) as follows:

	April 30, 2013	April 31, 2012

Statutory rate applied to earnings before income taxes:	$(73,965)	$(30,155)
Increase (decrease) in income taxes resulting from:
State income taxes	-	-
Change in deferred tax asset valuation allowance	65,940	22,137
Non-deductible expenses	8,025	8,018
Income Tax Expense	$-	$-